Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares		3 Months Ended			9 Months Ended	12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Net loss applicable to common stock per share, diluted		$ (1.78)	$ (34.33)
Weighted average common shares outstanding, diluted	[1]	1,052,656	84,041
Previously Reported
Net loss applicable to common stock per share, diluted				$ (160.15)	$ (611.20)	$ (8.75)
Weighted average common shares outstanding, diluted				6,707	1,000	1,270,041

[1]	Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3